Changes in Accounting Policies and Disclosures - Summary of Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of financial position [line items]
Sales in advance of carriage			¥ 7,043
Other payables and accruals	¥ 21,143		19,864
Other long-term liabilities	3,448		3,724
Contract liabilities	10,396
Income tax payable	84		18
Total liabilities	177,416		170,949
Net assets	61,601		58,778
Non-controllinginterests	3,593		3,418
Total equity	61,601		¥ 58,778	¥ 52,366	¥ 39,931
Adoption of IFRS 15 [Member]
Statement of financial position [line items]
Other payables and accruals	21,143
Other long-term liabilities	3,448
Contract liabilities	10,396
Income tax payable	273
Total liabilities	177,416
Net assets	61,601
Retained profits	16,496
Non-controllinginterests	58,008
Total equity	61,601
Previously Stated [Member]
Statement of financial position [line items]
Sales in advance of carriage	8,559
Other payables and accruals	21,968
Other long-term liabilities	5,249
Income tax payable	75
Total liabilities	178,007
Net assets	61,010
Retained profits	15,905
Non-controllinginterests	58,006
Total equity	61,008
Increase (decrease) due to application of IFRS 15 [member]
Statement of financial position [line items]
Sales in advance of carriage	(8,559)	¥ (7,043)
Other payables and accruals	(825)	(1,210)
Other long-term liabilities	(1,801)	(1,525)
Contract liabilities	10,396	9,267
Income tax payable	198	128
Total liabilities	(591)	(383)
Net assets	591
Retained profits	591	383
Non-controllinginterests	2
Total equity	¥ 593	¥ 383